BORROWINGS - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2023	Jun. 30, 2023
Q2 2023, US, Distributed generation, Refinancing, 2026
Disclosure of detailed information about borrowings [line items]
Carrying value		$ 650
Q4 2023, US, Distribution Generation, Refinancing, 2024
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 46
Q4 2023, US, Distribution Generation, Refinancing, 2030
Disclosure of detailed information about borrowings [line items]
Carrying value	64
Q4 2023, US, Distribution Generation, Refinancing, 2025
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 25